U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

June 11, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Hotchkis and Wiley Funds (the “Trust”)
File Nos.: 333-68740 and 811-10487

Dear Sir or Madam:

Attached for filing, on behalf of the Trust, is Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 19 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of conforming the Trust’s Prospectus for its series, the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Value Opportunities Fund and High Yield Fund, to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective on August 30, 2010.  On or before August 30, 2010, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2010, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures